Goodwill and intangible assets (Tables)	9 Months Ended
Sep. 30, 2014
Goodwill and intangible assets [Abstract]
Goodwill and intangible assets
		Below Market Acquired Time Charter	Concession agreements	Non - compete covenant	Total
Cost as per	December 31, 2013	$1,915	$ 19,797	$ 3,365	$25,077
	September 30, 2014	1,915	19,797	3,365	25,077
Accumulated Amortization as per	December 31, 2013	(94	)(4,214)	(1,939	)(6,247)
	September 30, 2014	(1,915	)(4,950)	(2,328	)(9,193)
NBV as per	December 31, 2013	1,821	15,583	1,426	18,830
	September 30, 2014	-	14,847	1,037	15,884
Amortization Schedule	October 1, to December 31, 2014	-	250	128	378
	2015	-	988	517	1,505
	2016	-	988	392	1,380
	2017	-	988	-	988
	2018	-	988	-	988
	Thereafter	$ -	$ 10,645	$ -	$10,645